Investment securities - Investments Held on Deposit or as Collateral and Unsettled investment purchases and sales (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Marketable securities
Investments held in trusts	$ 1,362.4	$ 1,315.5
Investments held in trusts - fair value	132.8	121.5
Accounts payable
Marketable securities
Unsettled investment purchases	17.9	2.3
Accounts receivable
Marketable securities
Unsettled investment sales	18.4	6.7
Interest rate cap | Derivatives not designated as hedging instruments
Marketable securities
Collateral balances held	$ 0.1	$ 0.2